Segment reporting - Segment results (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Income Statement
Net interest income	$ 8,288	$ 8,510	$ 8,348
Net fee income	845	782	700
Net wealth management and insurance income	401	613	598
Trading income	343	277	442
Net operating income before operating expenses and impairment charges	10,230	10,536	10,686
Operating expenses	(5,373)	(7,314)	(5,997)
Impairment (charges)/benefits	(139)	218	372
Profit before income tax expense	4,718	3,440	5,061
Income tax (expense)/benefit	(1,434)	(1,422)	(1,616)
Net profit attributable to NCI	(4)	(3)	(2)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	3,280	2,015	3,443
Balance sheet
Loans	719,556	709,784	688,218
Deposits and other borrowings	645,606	626,955	585,401
Consumer and Business Banking
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	1,885	2,322	2,462
Balance sheet
Loans	546,646	541,084	529,257
Deposits and other borrowings	410,877	394,995	377,679
Consumer
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	1,646	1,780	1,927
Balance sheet
Loans	465,697	462,699	451,595
Deposits and other borrowings	276,161	266,445	254,025
Business
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	239	542	535
Balance sheet
Loans	80,949	78,385	77,662
Deposits and other borrowings	134,716	128,550	123,654
Westpac Institutional Bank
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	306	(831)	298
Balance sheet
Loans	73,950	67,749	63,125
Deposits and other borrowings	104,661	99,349	92,692
Impairment of intangible assets, including goodwill	0	1,156	36
Westpac New Zealand
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	602	406	542
Balance sheet
Loans	87,361	88,409	83,151
Deposits and other borrowings	75,622	75,756	71,019
Specialist Businesses
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	132	45	117
Balance sheet
Loans	11,730	12,550	12,687
Deposits and other borrowings	8,362	8,744	4,598
Impairment of intangible assets, including goodwill	167	52	89
Group Businesses
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	355	73	24
Balance sheet
Loans	(131)	(8)	(2)
Deposits and other borrowings	46,084	48,111	39,413
Operating segments
Income Statement
Net interest income	8,028	8,245	8,469
Net fee income	845	782	700
Net wealth management and insurance income	401	611	595
Trading income	339	262	453
Other income	346	339	582
Net operating income before operating expenses and impairment charges	9,959	10,239	10,799
Operating expenses	(5,366)	(7,302)	(5,981)
Impairment (charges)/benefits	(139)	218	372
Profit before income tax expense	4,454	3,155	5,190
Income tax (expense)/benefit	(1,355)	(1,337)	(1,651)
Net profit attributable to NCI	(4)	(3)	(2)
Cash earnings	3,095	1,815	3,537
Operating segments | Consumer and Business Banking
Income Statement
Net interest income	5,700	6,173	6,300
Net fee income	427	404	390
Net wealth management and insurance income	26	25	27
Other income	34	8	13
Net operating income before operating expenses and impairment charges	6,187	6,610	6,730
Operating expenses	(3,351)	(3,687)	(3,429)
Impairment (charges)/benefits	(131)	400	209
Profit before income tax expense	2,705	3,323	3,510
Income tax (expense)/benefit	(820)	(1,001)	(1,048)
Cash earnings	1,885	2,322	2,462
Operating segments | Consumer
Income Statement
Net interest income	4,377	4,722	4,764
Net fee income	265	232	217
Net wealth management and insurance income	26	25	27
Other income	33	6	11
Net operating income before operating expenses and impairment charges	4,701	4,985	5,019
Operating expenses	(2,369)	(2,522)	(2,376)
Impairment (charges)/benefits	27	82	102
Profit before income tax expense	2,359	2,545	2,745
Income tax (expense)/benefit	(713)	(765)	(818)
Cash earnings	1,646	1,780	1,927
Operating segments | Business
Income Statement
Net interest income	1,323	1,451	1,536
Net fee income	162	172	173
Other income	1	2	2
Net operating income before operating expenses and impairment charges	1,486	1,625	1,711
Operating expenses	(982)	(1,165)	(1,053)
Impairment (charges)/benefits	(158)	318	107
Profit before income tax expense	346	778	765
Income tax (expense)/benefit	(107)	(236)	(230)
Cash earnings	239	542	535
Operating segments | Westpac Institutional Bank
Income Statement
Net interest income	481	458	467
Net fee income	302	312	302
Trading income	267	229	379
Other income	19	85	6
Net operating income before operating expenses and impairment charges	1,069	1,084	1,154
Operating expenses	(577)	(1,887)	(708)
Impairment (charges)/benefits	(58)	(154)	(8)
Profit before income tax expense	434	(957)	438
Income tax (expense)/benefit	(128)	126	(140)
Cash earnings	306	(831)	298
Operating segments | Westpac New Zealand
Income Statement
Net interest income	1,041	991	996
Net fee income	86	67	73
Net wealth management and insurance income	39	69	44
Trading income	25	15	43
Other income	120	5	7
Net operating income before operating expenses and impairment charges	1,311	1,147	1,163
Operating expenses	(534)	(562)	(500)
Impairment (charges)/benefits	9	(13)	92
Profit before income tax expense	786	572	755
Income tax (expense)/benefit	(189)	(167)	(210)
Cash earnings	597	405	545
Operating segments | Specialist Businesses
Income Statement
Net interest income	242	246	248
Net fee income	29	25	40
Net wealth management and insurance income	336	536	609
Trading income	20	18	15
Other income	165	211	1
Net operating income before operating expenses and impairment charges	792	1,036	913
Operating expenses	(584)	(738)	(740)
Impairment (charges)/benefits	38	(13)	79
Profit before income tax expense	246	285	252
Income tax (expense)/benefit	(111)	(235)	(138)
Net profit attributable to NCI	(3)	(5)	3
Cash earnings	132	45	117
Operating segments | Group Businesses
Income Statement
Net interest income	564	377	458
Net fee income	1	(26)	(105)
Net wealth management and insurance income		(19)	(85)
Trading income	27		16
Other income	8	30	555
Net operating income before operating expenses and impairment charges	600	362	839
Operating expenses	(320)	(428)	(604)
Impairment (charges)/benefits	3	(2)
Profit before income tax expense	283	(68)	235
Income tax (expense)/benefit	(107)	(60)	(115)
Net profit attributable to NCI	(1)	2	(5)
Cash earnings	175	(126)	115
Net cash earnings adjustment
Income Statement
Net cash earnings adjustments	185	200	(94)
Net cash earnings adjustment | Westpac New Zealand
Income Statement
Net cash earnings adjustments	5	1	(3)
Net cash earnings adjustment | Group Businesses
Income Statement
Net cash earnings adjustments	$ 180	$ 199	$ (91)